Long-term Investment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended				36 Months Ended
	Feb. 28, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2010
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Cost method investment impairments other than temporary		$ 91	$ 13
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Invested in common stock	$ 3,360
Cost method investment capital return				$ 46	$ 808
Recognized an impairment charges		$ 29				$ 2,462